Summary of Significant Accounting Policies - Fair Value of Warrants, Inputs & Assumptions (Details)	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term	4 years 2 months 4 days	4 years 5 months 1 day
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	13.89	15.26
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	11.50	11.50
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	75	75
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.68	0.30
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0